COMMITMENTS - Schedule of information related to contractual obligations (Detail)	May 31, 2020 CAD ($)
Commitments [Line Items]
Total contractual commitments	$ 9,317,811
Less than 1 year
Commitments [Line Items]
Total contractual commitments	1,022,879
1 to 3 years
Commitments [Line Items]
Total contractual commitments	8,294,932
4 to 5 years
Commitments [Line Items]
Total contractual commitments	0
Over 5 years
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables
Commitments [Line Items]
Total contractual commitments	1,514,281
Trade and other payables | Less than 1 year
Commitments [Line Items]
Total contractual commitments	1,514,281
Trade and other payables | 1 to 3 years
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables | 4 to 5 years
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables | Over 5 years
Commitments [Line Items]
Total contractual commitments	0
Loans payable principal and interest payments
Commitments [Line Items]
Total contractual commitments	8,979,932
Loans payable principal and interest payments | Less than 1 year
Commitments [Line Items]
Total contractual commitments	685,000
Loans payable principal and interest payments | 1 to 3 years
Commitments [Line Items]
Total contractual commitments	8,294,932
Loans payable principal and interest payments | 4 to 5 years
Commitments [Line Items]
Total contractual commitments	0
Loans payable principal and interest payments | Over 5 years
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisitions of royalties and streams
Commitments [Line Items]
Total contractual commitments	335,045
Payments related to acquisitions of royalties and streams | Less than 1 year
Commitments [Line Items]
Total contractual commitments	335,045
Payments related to acquisitions of royalties and streams | 1 to 3 years
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisitions of royalties and streams | 4 to 5 years
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisitions of royalties and streams | Over 5 years
Commitments [Line Items]
Total contractual commitments	0
Other
Commitments [Line Items]
Total contractual commitments	2,834
Other | Less than 1 year
Commitments [Line Items]
Total contractual commitments	2,834
Other | 1 to 3 years
Commitments [Line Items]
Total contractual commitments	0
Other | 4 to 5 years
Commitments [Line Items]
Total contractual commitments	0
Other | Over 5 years
Commitments [Line Items]
Total contractual commitments	$ 0